Major customers and suppliers (Details)	12 Months Ended
	Dec. 31, 2019 item customer	Dec. 31, 2018 item customer	Dec. 31, 2017 item customer
Revenue from Contract with Customer Benchmark [Member]
Concentration Risk, Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers		2	2
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage		37.00%
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage		12.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage	38.00%	33.00%	28.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage	20.00%	24.00%	17.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers C
Concentration Risk, Percentage	18.00%	15.00%	16.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	18.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	17.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage	13.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage	12.00%
Three Customers [ Member] | Accounts Receivable [Member]
Number of Customers		3
Three Customers [ Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage		45.00%
Three Customers [ Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage		13.00%
Three Customers [ Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage		11.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	30.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	16.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer E [Member]
Concentration Risk, Percentage	16.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers	6
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage			39.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage			8.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Customers	5
Major Suppliers [Member]
Concentration Risk, Percentage	10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers | item	3	3	3